CAPITAL AND RESERVES (Narrative) (Details) $ / shares in Units, $ in Thousands						1 Months Ended												12 Months Ended
	Aug. 06, 2024 Share	May 12, 2024 Share	Mar. 12, 2024 USD ($) shares	Feb. 01, 2024 Share	May 13, 2021 USD ($)	Aug. 22, 2025 Share	Jun. 25, 2024 Share	May 26, 2024 Share	Feb. 27, 2024 Share	Nov. 30, 2023 Share	Jun. 26, 2023 Share	Dec. 20, 2022 Share	Sep. 29, 2022 Share	Jun. 30, 2022 Share	Mar. 28, 2022 Share	Oct. 31, 2021 Share	Apr. 30, 2021 ₪ / shares shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) Share Years $ / shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) Share Years $ / shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) Share Years $ / shares	May 13, 2021 ₪ / shares shares
Disclosure of classes of share capital [line items]
Discription of conversion equity																	1:1 ratio
Exercise prices for share options outstanding | (per share)																		₪ 0.001	$ 25.52	₪ 0.001	$ 25.52	₪ 0.001	$ 25.52
Total expenditure | $																			$ 7,187		$ 6,027		$ 8,747
Recognized capitalized development costs | $																			718		$ 825		$ 909
Unrecognized benefit | $																			$ 6,879
Weighted-average remaining contractual life of exercisable options | Years																			1.5		3.5		2.7
Number of ordinary shares issued and sold | shares			2,600,000
Proceeds from issue of ordinary shares | $			$ 62,700																$ 62,686		$ 0		$ 0
Expenses incurred from sale of ordinary shares | $			$ 506
Underwriting agreement
Disclosure of classes of share capital [line items]
Number of ordinary shares issued and sold | shares			2,600,000
Number of shares sold upon full exercise of underwriters option to purchase additional shares | shares			469,565
Number of ordinary shares sold by existing shareholders | shares			1,000,000
Proceeds from issue of ordinary shares | $			$ 62,700
Expenses incurred from sale of ordinary shares | $			$ 506
IPO | TASE
Disclosure of classes of share capital [line items]
Number of shares issued | shares																								4,400,000
Par value per share | ₪ / shares																								₪ 0.001
Gross proceeds from issuing of shares | $					$ 141,600
Proceeds from issuing of shares net of issuance costs | $					$ 132,500
Ordinary Shares
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares																	₪ 0.001	₪ 0.001		₪ 0.001		₪ 0.001
Authorized number of shares increased | shares																	32,000,000
Ordinary Shares A
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares																	₪ 0.001
Ordinary Shares B
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares																	₪ 0.001
Restricted Share Units
Disclosure of classes of share capital [line items]
New granted																			283,371		264,256		520,767
Restricted Share Units | September 6, 2024 award
Disclosure of classes of share capital [line items]
Number of options vested								1,667
Number of options remaining																17,375
Number of options replaced																5,792
Number of options converted to restricted shares units																8,350
Ratio of options converted into restricted shares units																3:1 ratio
Restricted Share Units | September 6, 2024 award | Event after reporting period
Disclosure of classes of share capital [line items]
Number of options vested						4,125
Restricted Share Units | September 3, 2024
Disclosure of classes of share capital [line items]
Number of share options granted																1,415
Stock option vesting term																The vesting period of these RSUs is 4 years, with 25% of the RSUs vesting on the first anniversary of the grant date and after that, an additional 6.25% of the RSUs vesting on the last day of each subsequent calendar quarter.
Restricted Share Units | August 6, 2024
Disclosure of classes of share capital [line items]
Number of share options granted	5,694
Restricted Share Units | June 25, 2024
Disclosure of classes of share capital [line items]
Number of share options granted							179,875
Stock option vesting term							The vesting period of the RSUs is 4 years, with 25% of the RSUs vesting on the first anniversary of the grant date and after that, an additional 6.25% of the RSUs vesting on the last day of each subsequent calendar quarter.
Restricted Share Units | May 12, 2024
Disclosure of classes of share capital [line items]
Number of share options granted		20,735
Stock option vesting term		An amount of 1,013 RSU's vesting over period of 4 years, with 25% vesting on the first anniversary of the grant date and after that, an additional 6.25% of the RSUs vesting on the last day of each subsequent calendar quarter. The remain 19,722 RSU's granted have the same rights in all respects as the existing ordinary shares in the company's capital as of that date.
Restricted Share Units | February 27, 2024
Disclosure of classes of share capital [line items]
Number of share options granted									51,598
Stock option vesting term									The vesting period of the RSUs is 4 years, with 25% of the RSUs vesting on the first anniversary of the grant date and after that, an additional 6.25% of the RSUs vesting on the last day of each subsequent calendar quarter.
Restricted Share Units | February 1, 2024
Disclosure of classes of share capital [line items]
Number of share options granted				11,000
Stock option vesting term				The vesting period of the RSUs is 4 years, with 25% of the RSUs vesting on the first anniversary of the grant date and after that, an additional 6.25% of the RSUs vesting on the last day of each subsequent calendar quarter.
Restricted Share Units | November 30, 2023
Disclosure of classes of share capital [line items]
New granted										96,731
Stock option vesting term										The vesting period of the RSUs is 4 years, with 25% of the RSU vesting on the first anniversary of grant date, and after that, additional 6.25% of the RSU's vesting on the last day of each subsequent calendar quarter.
Restricted Share Units | June 26, 2023
Disclosure of classes of share capital [line items]
New granted											137,524
Restricted Share Units | December 20, 2022
Disclosure of classes of share capital [line items]
New granted												10,667
Restricted Share Units | September 29, 2022
Disclosure of classes of share capital [line items]
New granted													18,600
Restricted Share Units | June 30, 2022
Disclosure of classes of share capital [line items]
New granted														6,000
Restricted Share Units | March 28, 2022
Disclosure of classes of share capital [line items]
New granted															45,000
Share Options | September 6, 2024 award
Disclosure of classes of share capital [line items]
Number of share options granted																50,000
New granted																25,000
Number of share options expired in share-based payment arrangement								42,375
Number of options exercised																7,625
Number of options vested								25,000
Share Options | August 6, 2024
Disclosure of classes of share capital [line items]
Number of share options granted	7,262
Stock option vesting term	The vesting period of the options and RSUs is 4 years, with 25% of the options and RSUs vesting on the first anniversary of the grant date and after that, an additional 6.25% of the options and RSUs vesting on the last day of each subsequent calendar quarter. Options not exercised within 5 years of inception date will expire.
Share Options | June 26, 2023
Disclosure of classes of share capital [line items]
Number of share options granted											27,500
Stock option vesting term											The vesting period of the options and RSUs is 4 years, with 25% of the options vest on the first anniversary of grant date, and after that, additional 6.25% of the options vesting on the last day of each subsequent calendar quarter. Options not exercised within 5 years of inception date will expire.
Share Options | September 29, 2022
Disclosure of classes of share capital [line items]
Number of share options granted													54,500
Stock option vesting term													Options not exercised within 5 years of inception date will expire.
Share Options | June 30, 2022
Disclosure of classes of share capital [line items]
Number of share options granted														170,000
Stock option vesting term														Options not exercised within 5 years of inception date will expire.
Share Options | March 28, 2022
Disclosure of classes of share capital [line items]
Number of share options granted															215,500
Stock option vesting term															Options not exercised within 5 years of inception date will expire.The vesting period of all grants rewarded during the year ended December 31, 2022 of both options and RSUs are 4 years, with 25% of the options vest on the first anniversary of grant date, and after that, additional 6.25% of the options vest on the last day of each subsequent calendar quarter.